GOODWILL AND INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2012
GOODWILL AND INTANGIBLE ASSETS [Abstract]
Schedule of Goodwill
	December 31,
	2011	2012
Goodwill at the beginning of the year	61,060,783	61,060,783
Addition due to acquisition	-	16,721,334
Goodwill at the end of the year	61,060,783	77,782,117

Schedule of Intangible Assets
	December 31,
	2011	2012
Intangible assets with indefinite lives	3,600,000	1,740,000
Intangible assets with definite lives, net	1,708,267	12,972,153
Total intangible assets, net	5,308,267	14,712,153

Schedule of Acquired Indefinite-lived Intangible Assets
	December 31,
	2011	2012
Trade names	3,600,000	3,600,000
Less: charges related to intangible assets	-	(1,860,000)
Total intangible assets with indefinite lives, net	3,600,000	1,740,000

Schedule of Acquired Finite-lived Intangible Assets
	December 31,
	2011	2012
Customer lists	6,291,240	10,191,240
Trade names	120,000	6,070,000
Copyrights	192,000	192,000
Internet domain names	1,056,000	3,903,650
Less: accumulated amortization	(5,950,973)	(7,007,170)
charges related to intangible assets	-	(377,567)
Total intangible assets with definite lives, net	1,708,267	12,972,153
Useful lives of intangible assets with definite lives, in years	5	3-5

Schedule of Estimated Future Annual Amortization Expense of Intangible Assets Acquired
Amortization
2013	3,703,930
2014	3,663,396
2015	3,446,797
2016	1,349,530
2017	808,500
Total	12,972,153